Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of Loss per Share

	2022	2021	2020
Loss for the year, attributable to the shareholders of the parent	(392,567)	(212,393)	(60,361)
Weighted average number of shares (thousands)	592,032	549,080	454,267
Basic and diluted loss per share, U.S. $	(0.66)	(0.39)	(0.13)

Summary of Potential Dilutive Securities that were not Included in Diluted Loss per Share Calculations

Potential dilutive securities that were not included in the diluted loss per share calculations because they would be anti-dilutive were as follows:

	2022	2021	2020
Restricted stock units	8,147,594	1,701,007	—
Stock options	14,339,052	6,958,312	—
Warrants	—	—	39,857,319